Related Party Transactions (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Related Party Transactions (Textuals)
Ownership interest of Hoisager	100.00%
Joint interest billing receivables	$ 13,892,067		$ 3,695,119
Capital cost paid for wells	1,687,787
Accounts receivable total	655,435		425,372
Advance from affiliate for working capital	300,000
General and administrative expenses allocated from Arabella Petroleum Company, LLC		$ 32,978